[Cravath, Swaine & Moore llp Letterhead]
October 5, 2009
Symetra Financial Corporation
Ladies and Gentlemen:
     Symetra Financial Corporation is hereby filing via EDGAR its Registration Statement on Form S-1 relating to a proposed initial public offering of its common stock.
     Please contact Scott Bennett at (212) 474-1132, or the undersigned at (212) 474-1644, with any questions or comments you may have regarding this filing.

Very truly yours,
/s/ William J. Whelan, III

William J. Whelan, III

Division of Corporation Finance
     Securities and Exchange Commission
          100 F. Street, N.E.
               Washington, D.C. 20549

VIA EDGAR CORRESPONDENCE